EATON VANCE EQUITY RESEARCH
                                      FUND

                                  Supplement to
                                 Prospectus and
                      Statement of Additional Information
                               dated May 30, 2005

Effective June 13, 2005, the outstanding shares of the Fund were classified as Class A shares. The term, "Class A shares" replaces all references to "Fund shares" in the Prospectus and Statement of Additional Information.

The fees and structure of the Fund's outstanding shares remain unchanged.




July 19, 2005